STOCK OPTIONS (DETAILS) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock Option [Line Items]
Number of stock options Outstanding, beginning	25,000	80,000	123,000
Number of stock options Exercised			(3,000)
Number of stock options Lapsed/cancelled		(55,000)	(40,000)
Number of stock options Outstanding, ending	25,000	25,000	80,000	123,000
Number of stock options Exercisable	25,000
Weighted average exercise price, Outstanding, beginning	$ 1.65	$ 3.29	$ 3.29
Weighted average exercise price, Exercised			$ 1.65
Weighted average exercise price, Lapsed/cancelled		$ 4.03	$ 3.42
Weighted average exercise price, Outstanding, ending	$ 1.65	$ 1.65	$ 3.29	$ 3.29
Weighted average exercise price, Exercisable	$ 1.65
Weighted average fair value per stock option, Outstanding, beginning	$ 0.95	$ 1.07	$ 1.04
Weighted average fair value per stock option, exercised			$ 0.95
Weighted average fair value per stock option, Lapsed/cancelled		$ 1.12	$ 1.00
Weighted average fair value per stock option, Outstanding, ending	$ 0.95	$ 0.95	$ 1.07	$ 1.04
Weighted average fair value per stock option, Exercisable	$ 1.05
Weighted average remaining contractual life (years), Outstanding, beginning	1 year 7 months 10 days	1 year 7 months 10 days	11 months 23 days	1 year 5 months 8 days
Weighted average remaining contractual life (years), Exercisable, ending	7 months 10 days